Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other receivables
Schedule of trade and other receivables

	2019	2018*
for the year ended 30 June	Rm	Rm

Trade receivables	23 237	23 742
Other receivables**	2 760	3 231
Related party receivables — equity accounted investments	67	102
Impairment of trade and other receivables	(453)	(427)

Trade and other receivables	25 611	26 648
Duties recoverable from customers	467	600
Prepaid expenses and other	1 425	829
Value added tax	1 075	1 652

	28 578	29 729

*Comparative information is based on IAS 39.

**Other receivables include short-term portion of long-term receivables, receivables related to exploration activities, employee-related receivables and short-term deposits.

Summary of credit risk exposure in respect of trade receivables

	Carrying value	Impairment
	2018	2018
for the year ended 30 June	Rm	Rm

Age analysis of trade receivables
Not past due date	21 611	3
Past due 0 – 30 days	1 477	5
Past due 31 – 150 days	257	18
Past due 151 days – one year	93	44
More than one year***	304	129

	23 742	199

***More than one year relates to long outstanding balances for specific customers who have exceeded their contractual repayment terms.

Summary of business segmentation of trade and other receivables

		2019	2018
		Rm	Rm

Business segmentation
	Mining	276	428
	Exploration and Production International	497	736
	Energy	10 357	11 487
	Base Chemicals	7 603	7 022
	Performance Chemicals	8 071	8 585
	Group Functions	1 774	1 471

Total operations		28 578	29 729